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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002

Check Here if Amendment /X/; Amendment Number: 2
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hale and Dorr Capital Management LLC
   Address:      60 State Street
                 Boston, MA 02109

Form 13F File Number: 028-03747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly R. Clouse
Title:   President
Phone:   617-526-5873

Signature, Place, and Date of Signing:

    /s/ Kimberly R. Clouse         Boston, Massachusetts   November 14, 2006
-------------------------------    ---------------------   -----------------
           [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 39
                                        --------------------

Form 13F Information Table Value Total: $21,893
                                        --------------------
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        028-06723                    Capital Formation Group Inc.

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                   HALE AND DORR CAPITAL MANAGEMENT LLC
                       FORM 13F INFORMATION TABLE
                      QUARTER ENDED DECEMBER 31, 2002


      COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                     VALUE    SHARES    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
------------------------- --------------- --------- -------- --------- ----- ------ ------------ ---------- ------    ------ ------
AFFILIATED COMPUTER SERVICES
CL A                           Class A    008190100     782     14,850   SH          Sole                      2,100   0    12,750
ALLERGAN INC                     COM      018490102   1,152     20,000   SH          Sole                      7,600   0    12,400
ALLSTATE CORP                    COM      020002101     432     11,676   SH          Sole                     11,676   0
ANADARKO PETE CORP               COM      032511107     307      6,417   SH          Sole                      6,417   0
APPLIED MATERIALS INC            COM      038222105     131     10,060   SH          Sole                     10,060   0
BAUSCH & LOMB INC                COM      071707103     510     14,163   SH          Sole                     14,163   0
BERKSHIRE HATHAWAY INC         Class A    084670108   5,893         81   SH          Sole                         81   0
BHP BILLITON LTD-SPONS ADR       COM      088606108     143     12,468   SH          Sole                     12,468   0
CABOT CORP                       COM      127055101   1,162     43,800   SH          Sole                     43,800   0
CABOT MICROELECTRONICS           COM      12709P103     450      9,525   SH          Sole                      9,525   0
CATERPILLAR INC                  COM      149123101     271      5,930   SH          Sole                      5,930   0
CHUBB CORP                       COM      171232101   1,515     29,024   SH          Sole                     29,024   0
FIRSTMERIT CORP                  COM      337915102     302     13,948   SH          Sole                     13,948   0
FLEETBOSTON FINANCIAL CORP       COM      339030108     620     25,513   SH          Sole                     25,513   0
FOCUS ENHANCEMENTS INC           COM      344159108      60     45,000   SH          Sole                     45,000   0
GENUINE PARTS COMPANY            COM      372460105     308      9,991   SH          Sole                      9,991   0
GLATFELTER                       COM      377316104     158     12,000   SH          Sole                     12,000   0
IMS HEALTH INC                   COM      449934108     243     15,200   SH          Sole                     15,200   0
JOHNSON CONTROLS INC             COM      478366107     282      3,520   SH          Sole                      3,520   0
KINDER MORGAN ENERGY PARTNERS    COM      494550106     261      7,450   SH          Sole                      7,450   0
LIBERTY MEDIA CORP             COM Ser A  530718105      93     10,368   SH          Sole                     10,368   0
LINCOLN NATIONAL CORP            COM      534187109     265      8,406   SH          Sole                      8,406   0
LOWES COS INC                    COM      548661107     569     15,165   SH          Sole                     10,165   0     5,000
MELLON FINANCIAL CORP            COM      58551A108     242      9,260   SH          Sole                      9,260   0
MORGAN STANLEY                   COM      617446448     395      9,901   SH          Sole                      9,901   0
MOTOROLA INC                     COM      620076109     581     67,124   SH          Sole                     67,124   0

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

      COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                     VALUE    SHARES    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
------------------------- --------------- --------- -------- --------- ----- ------ ------------ ---------- ------    ------ ------
PPG INDUSTRIES INC               COM      693506107     456      9,100   SH          Sole                      9,100   0
PROGRESS ENERGY INC              COM      743263105     224      5,167   SH          Sole                      5,167   0
REUTERS GROUP PLC              Spon ADR   76132M102     300     17,424   SH          Sole                     17,424   0
SAFEWAY INC                      COM      786514208     283     12,130   SH          Sole                     11,920   0       210
SAFEWAY INC                      COM      786514208       4        180   SH          Other          1                  0       180
SCANA CORP                       COM      80589M102     559     18,068   SH          Sole                     18,068   0
SHERWIN WILLIAMS COMPANY         COM      824348106     797     28,200   SH          Sole                     28,200   0
SPDR TRUST SER 1               Unit Ser 1 78462f103     201      2,276   SH          Sole                      2,276   0
ST PAUL TRAVELERS COMPANIES IN   COM      792860108     490     14,400   SH          Sole                     14,400   0
TARGET CORP                      COM      87612E106     643     21,422   SH          Sole                     21,422   0     1,300
UNITED PARCEL SERVICE            Class B  911312106     250      3,960   SH          Sole                      3,960   0
VODAFONE GROUP PLC-SPONS ADR     COM      92857w209     201     11,070   SH          Sole                     11,070   0
ZIMMER HOLDINGS INC              COM      98956P102     358      8,613   SH          Sole                      8,613   0
                                                                 21,893